Revenue and expenses (Schedule of finance income and expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net interest expense on long-term debt
Interest expense on long-term debt	$ 67,663	$ 74,748
Accretion on streaming arrangements
Additions	28,718	42,060
Variable consideration adjustments - prior periods	(940)	594
Accretion on streaming arrangements	27,778	42,654
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives	0	49,754
Gold prepayment liability	3,426	293
Investments	(2,484)	4,467
Change in fair value of financial assets and liabilities at fair value through profit or loss	942	54,514
Other net finance costs
Net foreign exchange (gains) losses	(5,384)	1,403
Accretion on community agreements measured at amortized cost	3,099	2,811
Accretion on environmental provisions	8,498	4,988
Accretion on Wheaton refund liability	879	0
Withholding taxes	6,092	7,727
Premium paid on redemption of notes	0	22,878
Write-down of unamortized transaction costs	0	2,480
Loss (gain) on disposal of investments	3,648	(968)
Other finance expense	7,885	8,781
Interest income	(2,606)	(997)
Other net finance costs	22,111	49,103
Net finance expense	$ 118,494	$ 221,019